FINANCIAL RISK MANAGEMENT - Market risk (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Financial risk management
Financial debt		$ 79,312	$ 16,009
Assets		371,738	94,070
Liabilities		(142,825)	(39,042)
NDF	$ 166
Net liability position in foreign currency not covered by NDF contracts	1,773
Currency risk
Financial risk management
Assets		17,111	3,058
Liabilities		(90,217)	(11,131)
Assets (Liabilities) Net	(1,939)	(73,106)	$ (8,073)
Net liability position in foreign currency not covered by NDF	$ 1,773	$ 66,848